Commitments and Contingencies, Provisions and Contingencies (Details) - 12 months ended Dec. 31, 2024 R$ in Thousands, $ in Thousands	MXN ($) Intallment Subsidary	BRL (R$)	BRL (R$) Intallment Subsidary
Provisions and Contingencies [Abstract]
Legal proceedings provision	$ 6,105,484		R$ 1,865,326
Brazilian Tax Matters [Member]
Provisions and Contingencies [Abstract]
Aggregate tax contingencies	122,726,478		37,494,960
Legal proceedings provision	19,766,355		6,038,947
Unpaid installation inspection	20,243,236		6,184,642
Value added tax [Member]
Provisions and Contingencies [Abstract]
Aggregate tax contingencies	40,882,104		12,490,156
Legal proceedings provision	4,099,157		1,252,360
Social Contribution [Member]
Provisions and Contingencies [Abstract]
Aggregate tax contingencies	5,721,800		1,748,104
Legal proceedings provision	3,381,922		1,033,233
Corporate Income Tax [Member]
Provisions and Contingencies [Abstract]
Aggregate tax contingencies	5,721,800		1,748,104
Legal proceedings provision	3,381,922		1,033,233
Social Integration Program [Member]
Provisions and Contingencies [Abstract]
Aggregate tax contingencies	17,270,686		5,276,479
Legal proceedings provision	5,688,116		1,737,813
Social Security Financing [Member]
Provisions and Contingencies [Abstract]
Aggregate tax contingencies	17,270,686		5,276,479
Legal proceedings provision	5,688,116		1,737,813
Offset's Rejections of Tax Credits [Member]
Provisions and Contingencies [Abstract]
Aggregate tax contingencies	7,160,049		2,187,513
Legal proceedings provision	103,818		31,718
Social Contributions Over Profits [Member]
Provisions and Contingencies [Abstract]
Aggregate tax contingencies	7,160,049		2,187,513
Legal proceedings provision	103,818		31,718
Fund for Universal Telecommunication Services [Member]
Provisions and Contingencies [Abstract]
Aggregate tax contingencies	13,583,389		4,149,949
Legal proceedings provision	1,484,725		453,608
Telecommunications Technology Development Fund [Member]
Provisions and Contingencies [Abstract]
Aggregate tax contingencies	6,134,007		1,874,040,000
Legal proceedings provision	452		138,000
Nonpayment of Services Tax [Member]
Provisions and Contingencies [Abstract]
Aggregate tax contingencies	1,999,637		610,922
Legal proceedings provision	140,991		43,075
IRRF and CIDE Taxes [Member]
Provisions and Contingencies [Abstract]
Aggregate tax contingencies	4,718,515		1,441,584
Legal proceedings provision	130,936		40,003
Public Radio Broadcasting [Member]
Provisions and Contingencies [Abstract]
Aggregate tax contingencies	4,800,645		1,466,676
Legal proceedings provision	$ 4,464,836		R$ 1,364,081
Anatel [Member]
Provisions and Contingencies [Abstract]
Number of subsidiaries | Subsidary	2		2
Inflation related adjustments applicable to percentage of concessions price	60.00%	60.00%
Number of equal annual installments | Intallment	3		3
Monetary corrections in regulatory matters	$ 15,913,938	R$ 4,861,970